Average Annual Total Returns{- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund - AMCIZ PRO-11 - Fidelity International Small Cap Opportunities Fund
	Fidelity Advisor International Small Cap Opportunities Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor International Small Cap Opportunities Fund: Class Z Return Before Taxes Inception Date	MS141 Past 1 year	MS141 Past 5 years	MS141 Past 10 years
Total	21.30%	8.76%	9.83%	21.22%	8.52%	9.66%	12.92%	6.99%	8.18%	23.82%	8.96%	9.78%	26.68%	9.21%	9.64%	29.10%	10.39%	10.79%	29.21%		9.69%	[1]	Oct. 02, 2018	25.17%	9.01%	8.86%

[1]	(a)Since inception October 2, 2018.